March 3, 2023

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds V, Inc.
- BNY Mellon Diversified International Fund
- BNY Mellon Global Real Estate Securities Fund
 1933 Act File No.: 33-44254
 1940 Act File No.: 811-06490
 CIK No.: 0000881773

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 125 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2023.

Please address any comments or questions to my attention at 412-234-2521.

Sincerely,

/s/ Olivia M. Pollock
Olivia M. Pollock
Senior Analyst/Paralegal